RELATED PARTY TRANSACTIONS AND BALANCES - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended													1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Beijing Ninetowns Ports [Member] USD ($)	Dec. 31, 2012 Beijing Ninetowns Ports [Member] CNY	Dec. 31, 2012 Shouchuang Caifu Ninetowns [Member] USD ($)	Dec. 31, 2012 Shouchuang Caifu Ninetowns [Member] CNY	Dec. 31, 2012 Dalian Changzheng [Member] USD ($)	Dec. 31, 2012 Dalian Changzheng [Member] CNY	Dec. 31, 2012 Beijing Aviation Wanyuan Construction Company Limited [Member] USD ($)	Dec. 31, 2012 Beijing Aviation Wanyuan Construction Company Limited [Member] CNY	Dec. 31, 2012 Aviation Wanyuan [Member] USD ($)	Dec. 31, 2012 Aviation Wanyuan [Member] CNY	Jan. 31, 2013 Subsequent Event [Member] USD ($)	Jan. 31, 2013 Subsequent Event [Member] CNY
Related Party Transaction [Line Items]
Amount due from related parties	$ 1,617	10,070	1,248	$ 11	67	$ 1,606	10,000
Amount paid to related parties														1,606	10,000
Amount due to related parties	986	6,140						65	405	921	5,730
Equity method investment percentage				10.00%	10.00%							30.00%	30.00%
Equity ownership by parent								70.00%	70.00%
Advances from related parties												207	1,566
Food sales revenue	$ 81	505